Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000035049 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035049 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035049 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035049 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035049 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035049 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035049 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035049 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000035049 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000035049 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000035050 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035050 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035050 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000035050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000035050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000035051 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035051 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000035051 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000035051 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035051 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035051 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035051 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035051 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000035051 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000035051 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000250224 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250224 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250224 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250224 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250224 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250224 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250224 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250224 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250224 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000250224 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000035043 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035043 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035043 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035043 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035043 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035043 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035043 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035043 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000035043 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035043 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000035043 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035044 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035044 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035044 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035044 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035044 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035044 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035044 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035044 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000035044 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035044 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000035044 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035045 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035045 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035045 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035045 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035045 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035045 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035045 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035045 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000035045 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035045 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000035045 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000043497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043497 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043497 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000043497 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000043497 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000043497 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043497 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000043497 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000043497 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000043497 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035055 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035055 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035055 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035055 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035055 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035055 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035055 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035055 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035055 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035055 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000035055 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035055 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035055 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035055 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035055 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035055 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000035055 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035055 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035055 | International Equity Securities (including International Exchange-Traded Funds)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035055 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000035056 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035056 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035056 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035056 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035056 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035056 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035056 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035056 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035056 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035056 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000035056 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035056 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035056 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035056 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035056 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035056 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000035056 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035056 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035056 | International Equity Securities (including International Exchange-Traded Funds)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035056 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000035057 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035057 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035057 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035057 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035057 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035057 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035057 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035057 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035057 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035057 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000035057 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035057 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035057 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035057 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035057 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035057 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035057 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000035057 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035057 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035057 | International Equity Securities (including International Exchange-Traded Funds)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035057 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000043498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000043498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043498 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000043498 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043498 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000043498 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000043498 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043498 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000043498 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000043498 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000043498 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043498 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043498 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043498 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043498 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000043498 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043498 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043498 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000043498 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043498 | International Equity Securities (including International Exchange-Traded Funds)
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043498 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000035058 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035058 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035058 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035058 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035058 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000035058 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035058 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000035058 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035058 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035058 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035058 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035059 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035059 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035059 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035059 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035059 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000035059 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035059 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000035059 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035059 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035059 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035059 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035060 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035060 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035060 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035060 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035060 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000035060 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035060 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000035060 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035060 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035060 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035060 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000170839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000170839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000170839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000170839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000170839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000170839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000170839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000170839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035061 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035061 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035061 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035061 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035061 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035061 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000035061 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000035061 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035061 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035061 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000035061 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035062 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035062 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035062 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035062 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035062 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035062 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000035062 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000035062 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035062 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000035062 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035063 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035063 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035063 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035063 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035063 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035063 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000035063 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000035063 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035063 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035063 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000035063 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000170840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000170840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000170840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000170840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000170840 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%